INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS [Abstract]
INVESTMENTS
7.	INVESTMENTS

The following table sets forth a breakdown of the categories of short-term and long-term investments held by the Company:

	As of December 31,
	2021	2022
	$	$
Short-term investments
Debt securities:
Held to maturity	869,931	557,249
Available-for-sale	28,166	304,453
Equity securities	13,184	2,556
	911,281	864,258

Long-term investments
Debt securities:
Held to maturity	66,071	64,790
Available-for-sale	192,139	292,724
Equity securities	463,934	521,742
Equity method investments	152,419	196,104
Investments carried at fair value	178,298	178,233
	1,052,861	1,253,593

Debt securities

Held to maturity investments include time deposits placed with financial institutions and sovereign bonds. Available-for-sale investments include sovereign bonds, convertible loans, corporate bonds and redeemable preference shares of investees. An impairment loss on available-for-sale investments of $51,000, nil and nil had been recognized in the consolidated statements of operations as “Net investment loss” during the years ended December 31, 2020, 2021 and 2022, respectively.

Marketable equity securities

The net unrealized fair value (loss) gain of ($24,150), ($63,434) and $146 related to the marketable equity securities had been recognized in the consolidated statements of operations as “Net investment loss” during the years ended December 31, 2020, 2021 and 2022, respectively.

Non-marketable equity securities

As a result of the deterioration in economic and market conditions, the Company determined an impairment indicator existed as of December 31, 2022 and the fair value of certain investments was less than their carrying amount. An impairment loss of $6,845, nil and $104,645 had been recognized in the consolidated statements of operations as “Net investment loss” during the years ended December 31, 2020, 2021 and 2022, respectively.

Equity method investments

An impairment loss on equity method investments of $3,393, nil and $4,201 had been recognized in the consolidated statements of operations as “Net investment loss” during the years ended December 31, 2020, 2021 and 2022, respectively.

The following table summarizes the cost or amortized cost, gross unrecognized gains and losses, gross unrealized gains and losses, and fair value of the Company’s debt securities and investments carried at fair value as of December 31, 2021 and 2022:
	As of December 31, 2021
	Cost or amortized cost	Gross unrecognized gains	Gross unrecognized losses	Gross unrealized gains	Gross unrealized losses	Fair value
	$	$	$	$	$	$

Short-term investments
Debt securities:
Held to maturity	869,931	26	(10)	–	–	869,947
Available-for-sale	28,190	–	–	40	(64)	28,166

Long-term investments
Debt securities:
Held to maturity	66,071	2,354	(181)	–	–	68,244
Available-for-sale	192,257	–	–	1,287	(1,405)	192,139
Investments carried at fair value	151,227	–	–	27,071	–	178,298
	1,307,676	2,380	(191)	28,398	(1,469)	1,336,794

	As of December 31, 2022
	Cost or amortized cost	Gross unrecognized gains	Gross unrecognized losses	Gross unrealized gains	Gross unrealized losses	Fair value
	$	$	$	$	$	$

Short-term investments
Debt securities:
Held to maturity	557,249	4	(2)	–	–	557,251
Available-for-sale	304,649	–	–	26	(222)	304,453

Long-term investments
Debt securities:
Held to maturity	64,790	551	(756)	–	–	64,585
Available-for-sale	301,020	–	–	151	(8,447)	292,724
Investments carried at fair value	225,709	–	–	27,071	(74,547)	178,233
	1,453,417	555	(758)	27,248	(83,216)	1,397,246